Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
2014	$ 709,000
2015	479,000
2016	408,000
2017	256,000
2018	174,000
Thereafter	377,000
Amortization of definite-lived intangible assets	$ 1,600,000	$ 1,500,000	$ 1,500,000